Retention Receivables, Net - Schedule of Retention Receivables, Net (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Retention Receivables, Net [Abstract]
Beginning balance	$ 582,575	$ 74,308	$ 597,580
Received during the year	(465,172)	(59,333)
Reversal (allowance) for expected credit losses	11,680	1,490	(15,005)
Balance at end of year	$ 129,083	$ 16,465	$ 582,575